Acquisitions - Pro Forma table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Operating revenues	$ 113,324	$ 51,450
Net loss (income)	$ (3,483)	$ (10,537)